Other Current Liabilities - Summary of Other Current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous current liabilities [abstract]
Contract liabilities	$ 562.6	₨ 42,566.3	₨ 45,773.8
Statutory dues	483.1	36,550.2	39,139.0
Others	44.8	3,387.0	3,728.1
Total	$ 1,090.5	₨ 82,503.5	₨ 88,640.9